Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Capital Stock

Note 15 – Capital Stock

Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value, of which three shares were designated as Series A Preferred Stock and 2,000,000 were designated as Series B Preferred stock, the balance of 2,999,997 shares of preferred stock were undesignated as of December 31, 2020.

The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share.

The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company’s common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices (“VWAP”) of the Company’s common stock, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit of 4.999% of the Company’s outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.

On May 15, 2020, the Company entered into a Securities Purchase Agreement with GCN as described in greater detail in “Note 2 - Organization, Ownership and Business”. Pursuant to the SPA, the Company acquired a 51% interest in Life Guru from GCN in consideration for 500,000 shares of newly designated Series B Convertible Preferred Stock, which had an agreed upon value of $500,000 ($1.00 per share), and agreed to issue GCN up to an additional 1,500,000 shares of Series B Convertible Preferred Stock (with an agreed upon value of $1,500,000) upon reaching certain milestones. The fair value of the first 500,000 shares of the Company’s Series B Preferred Stock at grant date was $605,488, a result of market price per common share at the grant date times the equivalent number of common shares after the conversion of Series B Preferred Stock. Such 500,000 initial shares of Series B Preferred Stock were subsequently converted to common stock in June 2020, as discussed below. On February 26, 2021, the Company issued GNC 500,000 shares of Series B Convertible Preferred Stock as miles stones was reach. The fair value of the 500,000 shares of the Series B Preferred Stock at grant date was $601,852, a result of market price per common shares at the grant date times the equivalent number of common shares after the conversion of Series B Preferred Stock. Such 500,000 of Series B preferred Stock were subsequent converted to common stock in February 2021, as discussed below.

On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company’s outstanding common stock and therefore controlled the Company prior to such issuance. The shares of Series A Preferred Stock held by Mr. Alexander and Mr. Hernandez were canceled on November 6, 2020 pursuant to the Stock Purchase Agreements dated October 2, 2020, and as such, a change of control occurred on such date, with Mr. Cohen taking over voting control of the Company, and serving since December 15, 2020, as the sole officer and director of the Company.

As of March 31, 2021 and December 31, 2020, there was one share of Series A Preferred Stock and no shares of Series B Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue up to 195,000,000 shares of common stock, $0.0001 par value, of which 72,563,766 shares were issued and outstanding at March 31, 2021 and 55,066,855 were issued and outstanding at December 31, 2020.

On January 12, 2021, the Company issued 708,750 common shares and payment of $50,000 to settle a note with an unrelated party, dated August 11, 2020. The Company recorded a loss on loan settlement of $58,059.

On February 2, 2021, the Company issued 200,000 shares of the Company’s common stock to a non-related third-party investor in exchange for $100,000 in cash.

On February 8, 2020, the 500,000 shares of Series B Convertible Preferred stock were converted into 2,057,613 shares of the Company’s restricted common stock per GCN’s request.

In first quarter of 2021, the Company issued 11,800,000 shares of the Company’s common stock in consideration for services performed by employee and non-employee. The shares were valued at $4,223,390 based on the market price on the date of agreement.

In first quarter of 2021, the Company issued 2,730,548 common shares to investors in exchange for $502,050 of principal and accrued interest owed under the terms and conditions of that convertible note as issued.

Note 15 – Capital Stock

Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value, of which three shares were designated as Series A Preferred Stock and 2,000,000 were designated as Series B Preferred stock, the balance of 2,999,997 shares of preferred stock were undesignated as of December 31, 2020.

The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share.

The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company’s common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices (“VWAP”) of the Company’s common stock, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit of 4.999% of the Company’s outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.

On May 15, 2020, the Company entered into a Securities Purchase Agreement with GCN as described in greater detail in “Note 1 Summary of Significant Account Policies – Organization, Ownership and Business”. Pursuant to the SPA, the Company acquired a 51% interest in Life Guru from GCN in consideration for 500,000 shares of newly designated Series B Convertible Preferred Stock, which had an agreed upon value of $500,000 ($1.00 per share), and agreed to issue GCN up to an additional 1,500,000 shares of Series B Convertible Preferred Stock (with an agreed upon value of $1,500,000) upon reaching certain milestones. The fair value of the first 500,000 shares of the Company’s Series B Preferred Stock at grant date was $605,488, a result of market price per common share at the grant date times the equivalent number of common shares after the conversion of Series B Preferred Stock. Such 500,000 initial shares of Series B Preferred Stock were subsequently converted to common stock in June 2020, as discussed below.

On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company’s outstanding common stock and therefore controlled the Company prior to such issuance. The shares of Series A Preferred Stock held by Mr. Alexander and Mr. Hernandez were canceled on November 6, 2020 pursuant to the Stock Purchase Agreements dated October 2, 2020, and as such, a change of control occurred on such date, with Mr. Cohen taking over voting control of the Company, and serving since December 15, 2020, as the sole officer and director of the Company.

As of December 31, 2020, there was one share of Series A Preferred Stock and no shares of Series B Preferred Stock issued and outstanding. There were no shares of preferred stock issued and outstanding as of December 31, 2019.

Common Stock

The Company is authorized to issue up to 195,000,000 shares of common stock, $0.0001 par value, of which 55,066,855 shares were issued and outstanding at December 31, 2020 and 27,208,356 were issued and outstanding at December 31, 2019.

On July 5, 2019, our Board of Directors adopted and approved our 2019 Stock Option and Incentive Plan (the “Plan”). The Plan is intended to promote the interests of our Company by providing eligible persons with the opportunity to acquire a proprietary interest, or otherwise increase their proprietary interest, in the Company as an incentive for them to remain in the service of the Company. The maximum number of shares available to be issued under the Plan is currently 10,000,000 shares, subject to adjustments for any stock splits, stock dividends or other specified adjustments which may take place in the future. During the year ended December 31, 2020, the Company issued a total of 770,000 shares to eligible persons under the Plan and recorded $232,700 as Stock Based Compensation against these issuances based on the market prices at the grant date. As of December 31, 2020, the number of shares under the Plan available for future issuance was 7,565,000 shares.

On January 1, 2020, the Company issued Jesse J. Dickens, CEO of CCS, 500,000 shares of restricted common stock pursuant to an employment agreement entered into on October 1, 2019. Mr. Dickens will receive an annual base salary of $120,000, plus an equity grant in the amount of one million (1,000,000) shares of restricted common stock (the “Equity Shares”) subject to a vesting period of one-year, of which two-hundred and fifty thousand (250,000) shares were issued to Mr. Dickens upon signing the Employment Agreement and the remaining shares issuable as follows: 250,000 shares on January 1, 2020, 250,000 shares on April 1, 2020, and 250,000 shares on July 1, 2020. Accordingly, 250,000 shares were recognized as Mr. Dickens’ compensation during the first quarter of 2020, 250,000 shares shall be recognized as Mr. Dickens’ compensation during the second quarter of 2020, and the final tranche of 250,000 shares were recognized as Mr. Dickens’ compensation during the third quarter of 2020. The shares were valued at $1.12 per share based on the market price at the grant date. Accordingly, the Company recorded stock-based compensation of $280,000 and $840,000 for the three and nine months ended December 31, 2020, respectively.

On January 3, 2020, 650,000 shares of restricted common stock were cancelled in connection with the four exchange agreements, dated April 12, 2019 (see “Note 1 Summary of Significant Account Policies – Organization, Ownership and Business”), pursuant to which 5,900,000 shares of common stock were to be cancelled in exchange for four long-term notes totaling $350,000. 4,250,000 shares were returned to treasury and cancelled in 2019, and the remaining 1,000,000 shares were returned to treasury in the second quarter of 2020.

On January 13, 2020, the Company executed a Data Delivery and Ancillary Services Agreement with a third party, pursuant to which the Company issued 357,142 shares of the Company’s restricted common stock to the third party in exchange of sector-specific consumer records and data to be utilized for marketing purposes provided by the third party and the ancillary advisory services such as data cleaning, data emailing, lead generation campaigns, and social media management. The shares were valued at $0.56 per share or $200,000 in aggregate, based on the market price at the grant date.

On January 17, 2020, the Company issued 62,500 shares of restricted common stock to an investor in exchange for $25,000 in cash and $25,000 of principal and interest due under that certain convertible promissory note between the Company and the investor dated August 26, 2019. The Company received cash of $25,000 on November 26, 2019 which was recorded as common stock payable as of December 31, 2019. The shares issued to the investor are part of the 10,000,000 shares qualified and registered in connection with the Offering Statement.

On February 28, 2020, the Company issued 160,000 common shares to an investor in exchange for $46,500 in cash, net of offering costs, and $30,000 of principal and interest due under that certain convertible promissory note between the Company and the investor dated August 26, 2019. The shares issued to the investor are part of the 10,000,000 Shares offered and registered by the Company under the Offering Statement.

On April 2, 2020, the Company issued 40,000 shares of common stock to an investor in exchange for $20,000 of principal and interest due under that certain convertible promissory note between the Company and the investor dated October 10, 2019. The shares issued to the investor are part of the 10,000,000 Shares offered and registered by the Company under the Offering Statement.

On May 22, 2020, the Company issued 3,000,000 shares of common stock to Jacob Cohen, the Company’s Director and CEO, as a bonus for services rendered. The shares were valued at $0.26 per share or $780,000 in aggregate, based on the market price at the grant date, and recorded as stock-based compensation to related parties.

On May 22, 2020, the Company issued 3,000,000 shares of common stock to Esteban Alexander, the Company’s Director and COO, as a bonus for services rendered. The shares were valued at $0.26 per share or $780,000 in aggregate, based on the market price at the grant date, and recorded as stock-based compensation to related parties.

On June 2, 2020, the 500,000 shares of Series B Convertible Preferred stock were converted into 2,083,333 shares of the Company’s restricted common stock per GCN’s request.

On June 4, 2020, the Company issued 50,000 common shares to an investor in exchange for $6,600 of principal and interest due under that certain convertible promissory note between the Company and the investor dated October 28, 2019.

On July 27, 2020, the Company issued 1,030,808 common shares to an investor in exchange for $77,929 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Fourth Man, LLC dated October 28, 2019. After this conversion, the balance owed under the convertible note is $0.

On July 27, 2020, the Company issued 1,119,309 common shares to an investor in exchange for $84,620 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Armada Capital Partners, LLC dated October 28, 2019. After this conversion, the balance owed under the convertible note is $0.

On July 27, 2020, the Company issued 1,119,309 common shares to an investor in exchange for $84,620 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to BHP Capital NY, Inc. dated October 28, 2019. After this conversion, the balance owed under the convertible note is $0.

On August 26, 2020, the Company issued 242,407 common shares to settle a Note with an unrelated party, dated May 17, 2019. The shares were valued at $0.33 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $48,203 during the year ended December 31, 2020.

On August 28, 2020, the Company issued 895,722 common shares to settle a Note with an unrelated party. The shares were valued at $0.33 per share based on the market price at the settlement date. Accordingly, the Company recorded loss on loan settlement of $186,310 during the year ended December 31, 2020.

On September 8, 2020, the Company issued 330,689 common shares to an investor in exchange for $25,000 of principal and accrued interest owed under the terms and conditions of that convertible note, dated October 15, 2019. After this conversion, the balance owed under the convertible note is $33,888.

On October 8, 2020, the Company issued 125,000 shares of the Company’s common stock to eligible persons under the Plan. The shares were valued at $0.27 per share or $33,750.

On October 13, 2020, the Company issued 136,687 common shares to an investor in exchange for $12,818 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On October 19, 2020, the Company issued 323,322 common shares to an investor in exchange for $18,682 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On October 26, 2020, the Company issued 340,716 common shares to an investor in exchange for $20,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Geneva Roth Remark Holdings, Inc., dated April 20, 2020.

On October 30, 2020, the Company issued 416,667 common shares to an investor in exchange for $30,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to GHS Investments, LLC, dated October 10, 2020.

On November 3, 2020, the Company issued 492,126 common shares to an investor in exchange for $20,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Geneva Roth Remark Holdings, Inc., dated April 20, 2020.

On November 4, 2020, the Company issued 520,833 common shares to an investor in exchange for $26,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On November 9, 2020, the Company issued 688,976 common shares to an investor in exchange for $20,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Geneva Roth Remark Holdings, Inc., dated April 20, 2020.

On November 13, 2020, the Company issued 721,154 common shares to an investor in exchange for $36,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On November 17, 2020, the Company issued 480,769 common shares to an investor in exchange for $24,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On November 23, 2020, the Company issued 480,000 common shares to an investor in exchange for $25,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Firstfire Global Opportunities Fund, LLC, dated April 30, 2020.

On December 2, 2020, the Company issued 716,527 common shares to an investor in exchange for $35,769 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to GHS Investments, LLC, dated October 11, 2019.

On December 3, 2020, the Company issued 889,054 common shares to an investor in exchange for $48,862 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Adar Alef, LLC, dated February 24, 2020.

On December 3, 2020, the Company issued 1,031,000 common shares to an investor in exchange for $84,200 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Firstfire Global Opportunities Fund, LLC, dated April 30, 2020.

On December 15, 2020, the Company issued 622,000 common shares to an investor in exchange for $31,100 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Greentree Financial Group, Inc., dated August 26, 2019.

On December 16, 2020, the Company issued 2,501,378 common shares to settle a Note with an unrelated party, dated April 12, 2019. The shares were valued at $0.31 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $580,320 during the year ended December 31, 2020.

On December 16, 2020, the Company issued 500,000 shares of the Company’s common stock to eligible persons under the Plan. The shares were valued at $0.08 per share or $40,000.

On December 17, 2020, the Company issued 412,580 common shares to an investor in exchange for $35,000 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to investor dated April 20, 2020. After this conversion, the balance owed under the convertible note is $25,968.

On December 18, 2020, the Company issued 975,117 common shares to settle a Note with an unrelated party, dated April 12, 2019. The shares were valued at $0.27 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $178,282 during the year ended December 31, 2020.

On December 30, 2020, the Company issued 376,704 common shares to settle a Note with an unrelated party, dated June 24, 2020. The shares were valued at $0.21 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $48,331 during the year ended December 31, 2020.

On December 30, 2020, the Company issued 683,791 common shares to an investor in exchange for $86,217 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Geneva Roth Remark Holdings, Inc., dated May 19, 2020.

On December 30, 2020, the Company issued 889,979 common shares to settle a Note with an unrelated party, dated October 18, 2019. The shares were valued at $0.21 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $114,239 during the year ended December 31, 2020.

On December 31, 2020, the Company issued 297,900 common shares to an investor in exchange for $25,968 of principal and accrued interest owed under the terms and conditions of that convertible note as issued to Geneva Roth Remark Holdings, Inc., dated April 20, 2020.